Summary of Significant Accounting Policies - Schedule of Translation of Amounts from Exchange Rates (Details)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
VND exchange rate for balance sheet items, except for equity accounts [Member]
Schedule of Translation of Amounts from Exchange Rates [Line Items]
Exchange rate	25,488	24,270
RMB exchange rate for balance sheet items, except for equity accounts[ Member]
Schedule of Translation of Amounts from Exchange Rates [Line Items]
Exchange rate	7.2985
VND exchange rate for items in the statement of operations and comprehensive income, and statement of cash flows [Member]
Schedule of Translation of Amounts from Exchange Rates [Line Items]
Exchange rate	25,056	24,270	23,633
RMB exchange rate for items in the statement of operations and comprehensive income, and statement of cash flows [Member]
Schedule of Translation of Amounts from Exchange Rates [Line Items]
Exchange rate	7.1887